Capital Leases (Details) - Predecessor - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Capital leases
Term of capital lease	7 years	7 years
Compressor stations	$ 1,625	$ 1,625	$ 1,625
Less accumulated amortization	(144)	(100)	(17)
Total	$ 1,481	$ 1,525	$ 1,608